File Number: 333-120144
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933


                                                             September 26, 2005

          Supplement to the February 11, 2005 Class A, B, C and Y Shares
                   Prospectuses for Pioneer Cullen Value Fund

Principal investment strategies

The following replaces the second sentence in the section entitled "Non-U.S. securities":

Up to 10% of the fund's total assets may be invested in securities of emerging markets issuers.


                                                                   18156-00-0905
                                        (C) 2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC